PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Remeasurement Recognized in OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) from demographic assumptions	$ 542	$ 163	$ 1,052
Actuarial (losses) gains from financial assumptions	(10,924)	5,186	(3,989)
Experience (losses) gains	(692)	(266)	(2,077)
Return on plan assets (excluding amounts included in net interest expense)	11,789	(2,369)	5,591
Total amounts recognized in OCI	715	2,714	577
Other plans
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) from demographic assumptions	(17)	(21)	565
Actuarial (losses) gains from financial assumptions	(209)	210	(133)
Experience (losses) gains	273	113	(707)
Return on plan assets (excluding amounts included in net interest expense)	0	0	0
Total amounts recognized in OCI	$ 47	$ 302	$ (275)